OTHER CURRENT FINANCIAL ASSETS - NET	12 Months Ended
Dec. 31, 2022
OTHER CURRENT FINANCIAL ASSETS - NET
OTHER CURRENT FINANCIAL ASSETS - NET

5.    OTHER CURRENT FINANCIAL ASSETS - NET

The breakdown of other current financial assets is as follows:

		2021		2022
		Balance		Balance
		Foreign currency		Foreign currency
	Currency	(in millions)	Rupiah equivalent	(in millions)	Rupiah equivalent
Time deposit
Related parties
BSI	Rp	—	—	—	100
Bank Mandiri	Rp	—	160	—	10
	US$	5	71	5	79
Others (each below Rp100 billion)	Rp	—	20	—	130
Third parties
PT Bank UOB Indonesia ("UOB")	US$	3	44	12	182
SCB	US$	—	—	7	102
Others (each below Rp100 billion)	Rp	—	18	—	18
	US$	2	29	2	32
Total time deposits			342		653

Escrow accounts	Rp	—	43	—	383
	US$	1	21	2	30
Total escrow accounts			64		413

Mutual funds
Related parties
Others (each below Rp100 billion)	Rp	—	78	—	81
Third parties
PT Henan Putihrai Asset Management ("HPAM")	Rp	—	—	—	200
Total mutual funds			78		281

Others (each below Rp100 billion)	Rp	—	9	—	0
	US$	—	—	0	2
	MYR	—	—	0	0
Total others			9		2

Allowance for expected credit losses		—	(0)		(0)
Total			493		1,349

The time deposits have maturities of more than three months but not more than one year, with interest rates as follows:

	2021	2022
Rupiah	2.50% ‑ 3.75%	2.50% ‑ 5.00%
Foreign currency	0.06% ‑ 0.50%	1.95% ‑ 5.06%